Income Taxes (Details) - Schedule of Loss Before Income Taxes ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Income Taxes (Details) - Schedule of Loss Before Income Taxes [Line Items]
Total	¥ (43,539)	$ (6,004)	¥ (9,035)
Non-US [Member]
Income Taxes (Details) - Schedule of Loss Before Income Taxes [Line Items]
Total	(23,507)	(3,241)	(9,035)
US [Member]
Income Taxes (Details) - Schedule of Loss Before Income Taxes [Line Items]
Total	¥ (20,032)	$ (2,763)